Summary of Significant Accounting Policies - Schedule of Securities and Other Investments Owned and Securities Sold Not Yet Purchased at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities and other investments owned:
Securities and other investments owned	$ 245,475	$ 215,225
Securities sold not yet purchased:
Securities sold not yet purchased	22,375	5,675	$ 8,601
Equity securities
Securities and other investments owned:
Securities and other investments owned	178,711	165,408
Securities sold not yet purchased:
Securities sold not yet purchased	18,132		1,037
Corporate bonds
Securities and other investments owned:
Securities and other investments owned	33,048	29,027	59,287
Securities sold not yet purchased:
Securities sold not yet purchased	1,954	1,891	5,971
Other fixed income securities
Securities and other investments owned:
Securities and other investments owned	10,141	4,923	2,989
Securities sold not yet purchased:
Securities sold not yet purchased	2,289	3,784	1,593
Partnership interests and other
Securities and other investments owned:
Securities and other investments owned	$ 23,575	15,867	35,196
Previously Reported [Member]
Securities and other investments owned:
Securities and other investments owned		282,325	809,049
Securities sold not yet purchased:
Securities sold not yet purchased		5,675	8,601
Previously Reported [Member] | Equity securities
Securities and other investments owned:
Securities and other investments owned		$ 232,508	$ 711,577